SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets, net (Details)	12 Months Ended
Dec. 31, 2021
Technology Platform | Minimum
Acquired intangible assets, net
Useful lives	1 year
Non-compete Agreement
Acquired intangible assets, net
Useful lives	2 years
Customer Base
Acquired intangible assets, net
Useful lives	4 years 3 months 18 days
Technology | Minimum
Acquired intangible assets, net
Useful lives	3 years
Technology | Maximum
Acquired intangible assets, net
Useful lives	5 years
Members
Acquired intangible assets, net
Useful lives	4 years
Branding
Acquired intangible assets, net
Useful lives	10 years
In-progress orders
Acquired intangible assets, net
Useful lives	1 month 6 days